Long-term Debt	12 Months Ended
Dec. 31, 2017
Long-term debt
Long-term debt

10 – Long-term debt

				US dollar-denominated amount

In millions			Maturity			December 31,	2017	2016
Notes and debentures (1)
Canadian National series:
	-	3-year floating rate notes (2)	Nov. 14, 2017	US$	250		$-	$336
	5.85%	10-year notes (3)	Nov. 15, 2017	US$	250		-	336
	5.55%	10-year notes (3)	May 15, 2018	US$	325		409	436
	6.80%	20-year notes (3)	July 15, 2018	US$	200		251	269
	5.55%	10-year notes (3)	Mar. 1, 2019	US$	550		692	738
	2.75%	7-year notes (3)	Feb. 18, 2021				250	250
	2.85%	10-year notes (3)	Dec. 15, 2021	US$	400		503	537
	2.25%	10-year notes (3)	Nov. 15, 2022	US$	250		314	336
	7.63%	30-year debentures	May 15, 2023	US$	150		189	201
	2.95%	10-year notes (3)	Nov. 21, 2024	US$	350		440	470
	2.80%	10-year notes (3)	Sep. 22, 2025				350	350
	2.75%	10-year notes (3)	Mar. 1, 2026	US$	500		629	671
	6.90%	30-year notes (3)	July 15, 2028	US$	475		597	638
	7.38%	30-year debentures (3)	Oct. 15, 2031	US$	200		251	269
	6.25%	30-year notes (3)	Aug. 1, 2034	US$	500		629	671
	6.20%	30-year notes (3)	June 1, 2036	US$	450		566	604
	6.71%	Puttable Reset Securities PURSSM (3)	July 15, 2036	US$	250		314	336
	6.38%	30-year debentures (3)	Nov. 15, 2037	US$	300		377	403
	3.50%	30-year notes (3)	Nov. 15, 2042	US$	250		314	336
	4.50%	30-year notes (3)	Nov. 7, 2043	US$	250		314	336
	3.95%	30-year notes (3)	Sep. 22, 2045				400	400
	3.20%	30-year notes (3)	Aug. 2, 2046	US$	650		817	872
	3.60%	30-year notes (3)	Aug. 1, 2047				500	-
	4.00%	50-year notes (3)	Sep. 22, 2065				100	100

Illinois Central series:
	7.70%	100-year debentures	Sep. 15, 2096	US$	125		157	168
BC Rail series:
	Non-interest bearing 90-year subordinated notes (4)		July 14, 2094				842	842
Total notes and debentures							$10,205	$10,905
Other
Commercial paper							955	605
Accounts receivable securitization							421	-
Capital lease obligations							158	344
Total debt, gross							11,739	11,854
Net unamortized discount and debt issuance costs (4)							(911)	(917)
Total debt (5)							10,828	10,937
Less: Current portion of long-term debt							2,080	1,489
Total long-term debt							$8,748	$9,448

(1)	The Company's notes and debentures are unsecured.
(2)	This floating rate note bore interest at the three-month London Interbank Offered Rate (LIBOR) plus 0.17%. The interest rate as at the date of maturity of this floating rate note was 1.48% (December 31, 2016 - 1.07%).
(3)	The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
(4)	As at December 31, 2017, these notes were recorded as a discounted debt of $11 million (2016 - $10 million) using an imputed interest rate of 5.75% (2016 - 5.75%). The discount of $831 million (2016 - $832 million) is included in Net unamortized discount and debt issuance costs.
(5)	See Note 17 - Financial instruments for the fair value of debt.

Revolving credit facility

The Company has an unsecured revolving credit facility with a consortium of lenders, which is available for general corporate purposes, including backstopping the Company’s commercial paper programs. On March 15, 2017, the Company’s revolving credit facility agreement was amended to extend the maturity date of the credit facility by one year. The credit facility of $1.3 billion consists of a tranche for $420 million maturing on May 5, 2020 and a tranche for $880 million maturing on May 5, 2022. The credit facility agreement allows for an increase in the credit facility amount, up to a maximum of $1.8 billion, as well as the option to extend the maturity date by an additional year at each anniversary date, subject to the consent of individual lenders. The agreement contains customary terms and conditions, which were substantially unchanged by the amendment. The credit facility provides for borrowings at various interest rates, including the Canadian prime rate, bankers’ acceptance rates, the U.S. federal funds effective rate and the London Interbank Offered Rate (LIBOR), plus applicable margins, based on CN’s debt credit ratings. The credit facility agreement has one financial covenant, which limits debt as a percentage of total capitalization, and with which the Company is in compliance.

As at December 31, 2017 and 2016, the Company had no outstanding borrowings under its revolving credit facility and there were no draws during the years ended December 31, 2017 and 2016.

Commercial paper

The Company has a commercial paper program in Canada and in the U.S. Both programs are backstopped by the Company’s revolving credit facility, enabling it to issue commercial paper up to a maximum aggregate principal amount of $1.3 billion, or the US dollar equivalent, on a combined basis. As at December 31, 2017, the Company had total commercial paper borrowings of US$760 million ($955 million) (2016 - US$451 million ($605 million)) at a weighted-average interest rate of 1.36% (2016 – 0.65%) presented in Current portion of long-term debt on the Consolidated Balance Sheets. The Company’s commercial paper has a maturity of less than 90 days.

The following table presents the issuances and repayments of commercial paper:

In millions	Year ended December 31,	2017	2016	2015
Issuances of commercial paper		$4,539	$3,656	$2,624
Repayments of commercial paper		(4,160)	(3,519)	(2,173)
Net issuance of commercial paper		$379	$137	$451

Accounts receivable securitization program

The Company has an agreement to sell an undivided co-ownership interest in a revolving pool of accounts receivable to unrelated trusts for maximum cash proceeds of $450 million expiring on February 1, 2019.

As at December 31, 2017, the Company had accounts receivable securitization borrowings of $421 million (2016 - $nil), consisting of $320 million at a weighted-average interest rate of 1.43% and US$80 million ($101 million) at a weighted-average interest rate of 2.10%, presented in Current portion of long-term debt on the Consolidated Balance Sheets. These borrowings are secured by and limited to $476 million of accounts receivable.

Bilateral letter of credit facilities

The Company has a series of committed and uncommitted bilateral letter of credit facility agreements. On March 15, 2017, the Company extended the maturity date of the committed bilateral letter of credit facility agreements to April 28, 2020. These agreements are held with various banks to support the Company’s requirements to post letters of credit in the ordinary course of business. Under these agreements, the Company has the option from time to time to pledge collateral in the form of cash or cash equivalents, for a minimum term of one month, equal to at least the face value of the letters of credit issued. As at December 31, 2017, the Company had outstanding letters of credit of $394 million (2016 - $451 million) under the committed facilities, from a total available amount of $437 million (2016 - $508 million), and $136 million (2016 - $68 million) under the uncommitted facilities. As at December 31, 2017, included in Restricted cash and cash equivalents was $400 million (2016 - $426 million) and $80 million (2016 - $68 million) which were pledged as collateral under the committed and uncommitted bilateral letter of credit facilities, respectively.

Capital lease obligations

During 2017, the Company recorded $30 million (2016 - $57 million) in assets it acquired through equipment leases, for which an equivalent amount was recorded in debt. As at December 31, 2017, the capital lease obligations are secured by properties with a net carrying amount of $176 million (2016 - $403 million). Interest rates for capital lease obligations range from 1.0% to 6.8% with maturity dates in the years 2018 through 2037. As at December 31, 2017, the imputed interest on these leases amounted to $83 million (2016 - $95 million).

Long-term debt maturities

The following table provides the long-term debt maturities, including capital lease repayments on debt outstanding as at December 31, 2017, for the next five years and thereafter:

In millions	Capital leases	Debt (1)	Total
2018 (2)	$44	$2,036	$2,080
2019	10	684	694
2020	15	-	15
2021	6	747	753
2022	2	308	310
2023 and thereafter	81	6,895	6,976
Total	$158	$10,670	$10,828

(1) Presented net of unamortized discounts and debt issuance costs.
(2) Current portion of long-term debt.

Amount of US dollar-denominated debt

In millions	December 31,		2017		2016
Notes and debentures		US$	6,175	US$	6,675
Commercial paper			760		451
Accounts receivable securitization			80		-
Capital lease obligations			46		158
Total amount of US dollar-denominated debt in US$		US$	7,061	US$	7,284
Total amount of US dollar-denominated debt in C$			$8,876		$9,780